Long Term Debt (Details) - CAD ($) $ in Millions		12 Months Ended
	Apr. 24, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt issuance costs		$ (110)	$ (119)
Long-term liabilities associated with assets held for sale		0	(899)
Amount due within one year		(1,382)	(501)
Long Term Debt, Adjustments		(1,487)	(1,128)
Long-Term Debt		12,339	13,679
Emera
Debt Instrument [Line Items]
Long-term debt		2,291	2,496
Emera Finance
Debt Instrument [Line Items]
Long-term debt		3,501	3,572
NSPI
Debt Instrument [Line Items]
Fixed interest rates	3.31%
Maturity	Apr. 25, 2050
Long-term debt		2,956	2,673
Emera Maine
Debt Instrument [Line Items]
Long-term debt		0	518
Long-term liabilities associated with assets held for sale		0	(516)
ECI
Debt Instrument [Line Items]
Long-term debt		476	470
TECO Energy
Debt Instrument [Line Items]
Fair market value adjustment		$ 5	$ 8
Bankers acceptances | LIBOR loans | Emera
Debt Instrument [Line Items]
Interest Rate Terms		Variable	Variable
Maturity		2024
Long-term debt		$ 263	$ 437
Unsecured fixed rate notes | Emera
Debt Instrument [Line Items]
Weighted average interest rate		2.90%	2.90%
Maturity		2023
Long-term debt		$ 500	$ 500
Unsecured fixed rate notes | Emera Finance
Debt Instrument [Line Items]
Maturity		2021 - 2046
Fixed to floating subordinated notes | Emera
Debt Instrument [Line Items]
Weighted average interest rate		6.75%	6.75%
Maturity		2076
Long-term debt		$ 1,528	$ 1,559
Unsecured senior notes | Emera Finance
Debt Instrument [Line Items]
Weighted average interest rate		3.86%	3.86%
Long-term debt		$ 3,501	$ 3,572
Fixed rate notes and bonds | TECO Finance
Debt Instrument [Line Items]
Weighted average interest rate			5.15%
Long-term debt		$ 0	$ 390
Fixed rate notes and bonds | TEC
Debt Instrument [Line Items]
Weighted average interest rate		4.53%	4.53%
Maturity		2021 - 2050
Long-term debt		$ 3,268	$ 3,334
Fixed rate notes and bonds | PGS
Debt Instrument [Line Items]
Weighted average interest rate		4.58%	4.58%
Maturity		2021 - 2050
Long-term debt		$ 429	$ 437
Fixed rate notes and bonds | NMGC
Debt Instrument [Line Items]
Weighted average interest rate		4.30%	4.30%
Maturity		2021 - 2049
Long-term debt		$ 465	$ 474
Fixed rate notes and bonds | NMGI
Debt Instrument [Line Items]
Weighted average interest rate		3.64%	3.64%
Maturity		2024
Long-term debt		$ 191	$ 195
Discount notes | NSPI
Debt Instrument [Line Items]
Interest Rate Terms		Variable	Variable
Maturity		2024
Long-term debt		$ 291	$ 308
Medium term fixed rate notes | NSPI
Debt Instrument [Line Items]
Weighted average interest rate		5.14%	5.37%
Maturity		2025 - 2097
Long-term debt		$ 2,665	$ 2,365
LIBOR loans and demand loans | Emera Maine
Debt Instrument [Line Items]
Interest Rate Terms			Variable
Long-term debt		0	$ 11
Secured fixed rate mortgage bonds | Emera Maine
Debt Instrument [Line Items]
Weighted average interest rate			9.74%
Long-term debt		0	$ 65
Unsecured senior fixed rate notes | Emera Maine
Debt Instrument [Line Items]
Weighted average interest rate			4.15%
Long-term debt		$ 0	$ 442
Senior secured credit facility | EBP
Debt Instrument [Line Items]
Interest Rate Terms		Variable	Variable
Long-term debt		$ 249	$ 248
Amortizing fixed rate notes | ECI
Debt Instrument [Line Items]
Weighted average interest rate		3.92%	3.89%
Maturity		2021 - 2022
Long-term debt		$ 100	$ 122
Secured senior notes | ECI
Debt Instrument [Line Items]
Interest Rate Terms		Variable	Variable
Maturity		2021 - 2031
Long-term debt		$ 106	$ 130
Secured fixed rate senior notes | ECI
Debt Instrument [Line Items]
Weighted average interest rate		4.39%	4.84%
Maturity		2022 - 2035
Long-term debt		$ 174	$ 218
Non-revolving term facility, floating rate | ECI
Debt Instrument [Line Items]
Interest Rate Terms		Variable
Maturity		2025
Long-term debt		$ 28	0
Non-revolving term facility, fixed rate | ECI
Debt Instrument [Line Items]
Weighted average interest rate		2.60%
Maturity		2025
Long-term debt		$ 68	$ 0